Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023 [1]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized (in Shares)			50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	[2]	143,513	677
Ordinary shares ,shares outstanding (in Shares)	[2]	143,513	677
Ordinary shares, unlimited authorized shares		Unlimited	Unlimited
Previously Reported
Ordinary shares, shares issued (in Shares)	[3]		113,852	50,747
Ordinary shares ,shares outstanding (in Shares)	[3]		113,852	50,747

[1]	Re-presented as mentioned in Note 23
[2]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued and in January 2026 of 1 share for every 3 shares issued respectively.
[3]	The shares as presented have been adjusted retrospectively for two Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued and in May 2025 of 1 share for every 10 existing share issued respectively.